TAXATION (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME BEFORE INCOME TAX

The components of the (loss)/income before income taxes are as follows:

	For the years ended December 31,
	2023	2024	2025
PRC	$(13,842,300)	$(10,225,125)	$(200,522,409)
Cayman Islands	-	-	(40,144,182)
Sweden	232,644	(2,548,228)	(4,683,148)
US	-	-	(5,511,073)
Others	(849,048)	(2,281,727)	(723,232)
Total	$(14,458,704)	$(15,055,080)	$(251,584,044)

SCHEDULE OF INCOME TAX PROVISION

The income tax provision consists of the following components:

	For the years ended December 31,
	2023	2024	2025
Current income tax expense	$181,967	$126,140	$1,364,150
Deferred income tax benefits	(1,382,822)	(2,495,899)	(14,829,357)
Total income tax benefits	$(1,200,855)	$(2,369,759)	$(13,465,207)

SCHEDULE OF RECONCILIATION OF INCOME TAXES

A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:

	For the years ended December 31,
	2023	2024
Loss before income tax expense	$(14,458,704)	$(15,055,080)
Income tax benefit at the PRC statutory rate	(3,614,676)	(3,763,770)
Effect of preferential tax rates	192,365	390,029
Impact of different tax rates in other jurisdictions	187,136	493,254
Tax effect on share-based compensation, nil of tax	1,530,587	-
Tax effect on charitable donations	-	-
Tax effect of non-deductible items	159,573	145,890
Prior year true up	(27,019)	76,534
Change in valuation allowance	371,179	288,304
Income tax benefits	$(1,200,855)	$(2,369,759)

The table below provides the updated requirements of ASU 2023-09 for 2025.

The reconciliation of effective income tax rate computed by applying the PRC statutory tax rate of 25% is as follows:

	For the year ended December 31, 2025
Net loss before income tax expense	$(251,584,044)
Income tax benefit at the PRC statutory rate	(62,896,011)	25.0%
Foreign tax effects
Cayman Islands
Statutory tax rate difference between Cayman Islands and PRC	10,036,046	-4.0%
United States
Statutory tax rate difference between United States and PRC	220,443	-0.1%
Changes in valuation allowance	1,157,325	-0.5%
Sweden
Statutory tax rate difference between Sweden and PRC	8,430,781	-3.4%
Tax effect of non-deductible items	25,278,277	-10.0%
Other foreign jurisdictions
Statutory tax rate difference between other foreign jurisdictions and PRC	150,927	-0.1%
Changes in valuation allowance	44,551	0.0%
Changes in valuation allowance	4,496,499	-1.8%
Effect of preferential tax rates	(123,723)	0.0%
Non-deductible expenses	51,362	0.0%
Prior year true up	(311,684)	0.1%
Income tax expenses (benefit)	(13,465,207)	5.4%

SCHEDULE OF DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITY

As of December 31, 2024 and 2025, the significant components of the deferred tax assets and deferred tax liability are summarized below:

	As of December 31,
	2024	2025
Deferred tax assets:
Net operating loss carried forward	$4,029,778	$7,941,587
Allowance for credit loss	-	334,526
Temporary differences on property, plant and equipment depreciation	-	681,991
Temporary differences on fair value adjustment of Bitcoin	-	411,877
Deferred tax assets, gross	4,029,778	9,369,981
Valuation allowance	(1,940,958)	(7,842,308)
Deferred tax assets, net of valuation allowance	$2,088,820	$1,527,673

Deferred tax liabilities:
Intangible assets acquired from business combination (i)	$22,408,835	$10,687,700
Intangible assets acquired from asset acquisition (ii)	1,252,372	502,772
Total deferred tax liabilities	$23,661,207	$11,190,472

(i)	The Group initial recognized $8,798,807, $14,427,828 and $1,596,010 of deferred tax liability from reverse acquisition on March 18, 2021, business acquisition on January 10, 2023 and business acquisition on October 2, 2024 due to appreciation fair value of intangible assets acquired. The Group reverse due to amortization of related intangible assets and disposal of subsidiaries.

(ii)	The Group initial recognized $4,413,819 of deferred tax liability from asset acquisition in 2021 and reverse $770,690 and $804,436 due to amortization of related intangible assets during the years end December 31, 2024 and 2025, respectively.

SCHEDULE OF NET OPERATING LOSS CARRYFORWARDS
2026	$589,137
2027	3,901,196
2028	4,079,582
2029	8,518,300
2030	7,932,895
Total	$25,021,110

SCHEDULE OF MOVEMENT OF VALUATION ALLOWANCE

Movement of valuation allowance is as follow:

	As of December 31,
	2023	2024	2025
Valuation allowance
Balance at beginning of the year	1,372,267	$1,703,274	$1,940,958
Additions	377,624	341,046	5,921,187
Utilization	(6,445)	(52,742)	(222,811)
Exchange rate effect	(40,172)	(50,620)	202,974
Balance at end of the year	$1,703,274	$1,940,958	$7,842,308